Share-based Compensation (Details Narrative) - USD ($)		2 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	May 06, 2026	Jun. 30, 2026	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense		$ 2,200,000	$ 0
Unrecognized stock-based compensation expense		$ 13,900,000		$ 13,900,000	$ 0
Unrecognized stock-based compensation expense expected recognized weighted-average period		2 years 10 months 6 days
Constellation Replacement Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 3,900,000
Equity Incentive Arrangements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				1 year
Equity Incentive Arrangements [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years
Shares issued		50,000.00		50,000.00
Equity Incentive Arrangements [Member] | Initial Year Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards granted				70,000.00
Vesting period				3 years
2026 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued		0		0
Number of shares authorized for issuance		6,000,000.0		6,000,000.0
2026 Equity Incentive Plan [Member] | Constellation Replacement Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, fully vested	3,750,000
Executive Officer [Member] | Equity Incentive Arrangements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards granted	850,000
Restricted stock awards vest term				restricted stock awards that vest in three equal annual installments on the first, second, and third anniversaries of the Closing Date.
Certain Employees And Executive Officers [Member] | Equity Incentive Arrangements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued		100,000		100,000